UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21575

BRYCE CAPITAL GROWTH FUND

BRYCE CAPITAL VALUE FUND,

EACH A SERIES OF BRYCE CAPITAL FUNDS

 (Exact name of registrant as specified in charter)

2 Thornell Road, Pittsford, NY

14534

(Address of principal executive offices)

(Zip code)

Dennis E. Lohouse, Treasurer, Bryce Capital Funds, 2 Thornell Road, Pittsford, NY 14534

Registrant's telephone number, including area code: 585-381-2990

Date of fiscal year end: 6/30/08

Date of reporting period: 12/31/08

Form N-CSR is to used by management investment companies to file reports with the Commission no later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. – 3507.

Item 1.  Reports to Stockholders.

Bryce Capital Growth Fund

Bryce Capital Value Fund

Semi-Annual Report to Shareholders

December 31, 2008

The Views expressed here are not meant as investment advice. Although some of the described portfolio holdings were viewed favorably as of the date of this letter, there is no guarantee the Funds will continue to hold these securities in the future. Before investing, please carefully read the prospectus, which contains more complete information, including the investment objective, fees, risks and expenses. Contact the Bryce Capital Funds at 1-866-62BRYCE if you have any questions or to obtain a prospectus. The prospectus can also be obtained from our website at www.brycefunds.com

Performance data quoted represents past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate and Fund shares when redeemed, may be worth more or less than their original cost.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. Funds are subject to market risks, which is the possibility that the market values of securities owned by the Funds will decline and the value of the Funds’ shares may therefore be less than what you paid for them.

NOT FDIC INSURED	OFFER NO BANK GUARANTEE	MAY LOSE VALUE
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY		NOT A DEPOSIT

Table of Contents

President’s Letter to Shareholders

Bryce Capital Value Fund

Performance Return

Top Ten Holdings

Top Five Sectors

Schedule of Investments

Financial Statements

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Bryce Capital Growth Fund

Performance Return

Top Ten Holdings

Top Five Sectors

Schedule of Investments

Financial Statements

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to Financial Statements

Shareholder Fee Examples

Trustees and Officers

Letter to shareholders:

January 2009

Dear fellow shareholder:

Reading back through what I wrote in this piece a year ago it is amazing to realize that many of the same issues that plagued the market entering 2008 are still the themes entering 2009.  The scope and magnitude of the issues have grown larger and the efforts to “fix” the problems have also grown larger.  The result is that 2008 ended as the worst calendar year for the S&P 500 since 1937, with the index down approximately 37%.  I can write about how the Bryce Funds have outperformed the S&P 500 since inception, and the value that we have added as a result of this outperformance, but as a fellow shareholder, even strong outperformance in such a horrible market does not leave one with a very satisfied feeling.

In 2008, no sector of the stock market was immune to the pull back in the broader market.  Energy had been an extremely strong performer in the first half of the year as oil rallied to all time highs. By the second half of the year, commodity prices saw a steep decline with oil prices finishing the year around $44 a barrel, an incredible decline of approximately 70% from the peak level of $147 a barrel seen during the summer. This drop in crude oil resulted in a stunning drop in the energy and commodity related stocks.

However, the financial stocks were the talk of the town in the second half of 2008. By late October, the two-year-old “subprime” mortgage crisis had morphed into a global systematic meltdown, which required unprecedented coordinated fiscal intervention to attempt to stabilize the capital markets.  During the period we saw incredible damage done to corporate America: with the failure of Lehman Brothers, the seemingly forced buyout of Merrill Lunch by the Bank of America, the corresponding near failure of America International Group and Washington Mutual, and the nationalization of Fannie Mae and Freddie Mac.  As a result, we saw a  “locked” credit market, widening spreads, tightened lending standards all of which resulted in collateralized government lending to the big financial institutions in an effort to free up credit and lending.  The impact was a severe slowdown in the economy and declining corporate earnings.

As we look ahead to 2009, many of the issues above remain unresolved. We enter the year in the midst of a recession the length of which is still unknown at this time. Corporate America continues to suffer, as does the consumer.  As Advisor on your Funds, we continue to focus on companies that are producing consistently growing earnings through this downturn.  We will stick with our strong buy discipline knowing that it is this discipline that has produced the strong results over time.

Thank you for your continued investment in the Bryce Funds.

Respectfully,

Ed Sheidlower

President

Bryce Funds

Table 1
PERFORMANCE
Annualized for the period ended December 31, 2008
		Bryce Value	Russell	S&P 500
		Fund	1000 Value
Fiscal YTD	(Six months not annualized)	-43.8%	-26.9%	-28.4%

One Year		8.4%	-36.8%	-37.0%

Three Year		14.6%	-8.3%	-8.3%

Since Inception	(September 14, 2004)	-0.0%	-2.2%	-3.1%

Cumulative	(not annualized)	-0.2%	-9.5%	-12.8%

*The S&P 500 Index (SPX) is an unmanaged market capitalization-weighted index of common stocks generally considered to be representative of the stock market in general.  Each stock's weight in the index is proportionate to its market value. You cannot invest directly in an index.

The performance data shown is historical.  Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown.  The principal value and investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  You can obtain performance information current to the most recent month end by calling 1-866-62BRYCE.

Bryce Capital Value Fund
Investment Changes

Top Ten Stocks as of December 31, 2008
% of fund's net assets
M&T Bank	4.0
Wal-Mart Stores	3.3
Pantry	2.8
PetMed Express	2.7
BancorpSouth Inc.	2.6
Axsys Technology	2.5
Qwest Diagnostics	2.5
People's United Financial Inc.	2.5
Wells Fargo & Co.	2.5
Avocent Corp.	2.4
27.8

Top Five Market Sectors as of December 31, 2008
% of fund's net assets
Financials	30.8
Health Care	30.8
Consumer Discretionary	17.6
Consumer Staples	12.7
Industrials	9.9

Asset Allocation (% of Fund's net investment assets)
As of December 31, 2008

Bryce Capital Value Fund
Investments December 31, 2008
Showing Percentage of Net Assets

COMMON STOCK - 110.5%

		Shares	Value

Industrials -9.9%
+	Alaska Air Group	4,200	$ 122,850
+	Allegiant Travel	2,650	128,711
	American Science & Engr	2,550	188,598
+	Axsys Technology	2,770	151,962
			592,121

Consumer Discretionary - 17.6%
+	Dollar Tree Stores	3,225	134,805
	Family Dollar Stores	4,500	117,315
+	Hot Topic Inc.	14,725	136,501
+	ITT Educational Services	1,500	142,470
	McDonalds Corp.	2,050	127,490
+	PetMed Express	9,250	163,078
	Ross Stores	4,000	118,920
+	The Children's Place	5,250	113,820
			1,054,398

Consumer Staples - 12.7%
+	Chattem Inc.	2,000	143,060
+	Pantry	7,825	167,846
	Procter Gamble	2,100	129,822
	Spartan Stores	5,225	121,481
	Wal-Mart Stores	3,525	197,612
			759,821

Energy - 2.7%
+	Comstock Resources	2,500	118,125
	World Fuel Services	1,250	46,250
			164,375

Financials - 30.8%
	BancorpSouth Inc.	6,600	154,176
	Cathay General Bancorp	5,600	133,000
+	EZ Corporation	8,400	127,764
	Hudson City Bankcorp.	8,200	130,872
	M&T Bank	4,150	238,252
+	Ocwen Financial	14,350	131,733
	PNC Bank Corp.	2,300	112,700
	People's United Financial Inc.	8,500	151,555
+	Portfolio Recovery Association	3,900	131,976
+	Stifel Financial	2,800	128,380
	U.S. Bancorp	5,400	135,054
	WR Berkley Corp.	4,050	125,550
	Wells Fargo & Co.	5,000	147,400
			1,848,412

Health Care - 30.8%
	Abbott Labs	2,500	133,425
+	Amedisys	3,000	124,020
+	Cephalon Inc.	1,800	138,672
	Chemed	2,925	116,327
	Computer Progr & Systems	4,375	117,250
+	Cubist Pharmacueticals Inc.	4,550	109,928
+	Emergency Medical Services	3,750	137,288
+	Endo Pharmaceuticals	3,925	101,579
+	Gentiva Health Services Inc.	4,500	131,670
+	Great Batch	4,700	124,362
+	Hanger Orthopedic	7,000	101,570
+	LHC Group	3,200	115,200
+	Matrixx Initiatives	6,950	114,606
	Perrigo	3,950	127,625
	Qwest Diagnostics	2,925	151,837
			1,845,358

Information Technology - 2.4%
+	Avocent Corp.	8,000	143,280
			143,280

Utilities - 3.7%
	New Jersey Resources	2,775	109,196
	Piedmont Natural Gas	3,650	115,596
			224,792

TOTAL COMMON STOCKS			$ 6,632,555

MONEY MARKET FUNDS - (10.5%)

BONY Hamilton Money Market Fund			$ (632,500)

TOTAL MONEY MARKET FUNDS			$ (632,500)

NET INVESTMENT ASSETS - 100.0%			$ 6,000,055

BRYCE CAPITAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
as of December 31, 2008 (unaudited)

		Bryce Capital
		Value Fund
Assets:
	Investments in securities, at fair value (cost, $6,874,004)	6,632,555
	Cash and cash equivalents	(632,500)
	Dividends and interest receivable	7,879
	Receivable for securities sold	187,368
	Due from advisor	33,323
	Prepaid Expenses	15,328
	Total Assets	6,243,953

Liabilities:
	Payable for securities purchased	46,252
	Accrued expenses and other liabilities	0
	Total Liabilities	46,252

	Net Assets	$ 6,197,702

Net Assets Consist Of:
	Paid in capital	$ 9,715,665
	Accumulated net investment gain (loss)	5,558
	Accumulated net realized loss from security transactions	(3,282,072)
	Net unrealized appreciation of investments	(241,449)

		$ 6,197,702

	Shares Oustanding	735,156

	Net asset value and redemption price per share	$ 8.43

BRYCE CAPITAL FUNDS
STATEMENT OF OPERATIONS
For the Period of July 1, 2008 through December 31, 2008

Bryce Capital
Value Fund
Investment Income:
Dividends	$ 58,644
Interest	1,063
Total investment income	59,707

Expenses:
Advisory fees (Note 2)	43,519
Accounting fees	12,891
Transfer agent fees	9,091
Legal fees	6,285
Audit fees	3,693
Registration fees	3,914
Shareholder reporting expense	1,500
Directors fees	1,487
Custody fees	1,984
Miscellaneous fees & expenses	2,112
Total expenses	86,476

Less:
Advisory fees waived and expenses reimbursed (Note 2)	32,325
Net expenses	54,151
Net investment gain	5,556

Net Realized and Unrealized Loss
on Investments (Notes 1 and 3):
Net realized loss from security transactions	(2,962,504)
Net change in unrealized deppreciation of investments	(2,346,348)
Net realized and unrealized loss on investments	(5,308,852)

Net decrease in net assets resulting from operations	$ (5,303,296)

BRYCE CAPITAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
As of December 31, 2008 - Unaudited
Bryce Capital Value Fund

	Six months Ended	Year Ended
	Dec. 31, 2008	June 30, 2008
From Operations:
Net investment gain/loss	$ 5,556	$ 44,406
Net realized gain/loss from security transactions	(2,962,504)	251133
Net change in unrealized appreciation
of investments	(2,346,348)	594686
Net increase in net assets
resulting from operations	$ (5,303,296)	$ 890,225

From Capital Share Transactions:
Shares sold	$ 1,806,520	$ 4,321,440
Shares redeemed	$ (1,989,077)	$ (938,885)
Net increase in net assets from
capital share transactions	(182,557)	3,382,555

Net increase in net assets	$ (5,485,853)	$ 4,272,780

Net Assets:
Beginning of Period	$ 11,713,381	$ 7,440,601
End of Period	$ 6,227,528	$ 11,713,381
(Includes accumulated net investment gain(loss) of:)	13,517	7,961

Capital Share Transactions:
Shares as of beginning of period	741,402	477,131
Shares sold	140,035	284,186
Shares redeemed	(181,517)	(63,673)
Capital gains reinvested	35,236	43,758
Shares as of end of period	735,156	741,402

BRYCE CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
Bryce Capital Value Fund
	Unaudited

	6 Months ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/08	06/30/08	06/30/07	06/30/06	06/30/05

Net Asset Value, Beginning of Period	$ 15.77	$ 15.59	$ 13.12	$ 11.20	$ 10.00
Capital Gain and Income distribution	0.43	$ 1.12
Income (Loss) From
Investment Operations:
Net investment gain/loss (1)	0.01	$ (0.07)	$ (0.02)	$ (0.05)	$ (0.06)
Net realized and unrealized gain/loss
from investment operations (1)	(6.92)	$ 1.41	$ 2.49	$ 1.97	$ 1.26
Total from investment operations		$ 1.34	$ 2.47	$ 1.92	$ 1.20

Net Asset Value, End of Period	$ 8.43	$ 15.77	$ 15.59	$ 13.12	$ 11.20

Total Return (2)	-43.8%	8.4%	18.8%	17.0%	12.0%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 6,197	$ 11,713	$ 7,441	$ 6,015	$ 2,959
Ratio of expenses to average net
assets, before waiver/reimbursement (3)	1.93%	1.67%	2.21%	2.63%	7.20%
Ratio of net expenses to average net
assets, after waiver/reimbursement (3)	1.21%	1.22%	1.25%	1.25%	1.25%
Ratio of net investment loss to average
net assets, before waiver/reimbursement (3)	-0.60%	-1.02%	-1.14%	2.02%	-6.23%
Ratio of net investment loss to average
net assets, after waiver/reimbursement (3)	0.12%	-0.05%	-0.17%	-0.37%	-0.65%

Portfolio Turnover Rate	244%	47.25%	20.31%	40.26%	147.52%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Advisor not assumed a portion of the expenses, returns would have been lower.
(3) Annualized.

Table 1
PERFORMANCE
Annualized for the period ended December 31, 2008
		Bryce Growth	Russell	S&P 500
		Fund	1000 Growth
Year to date	(not annualized)	-37.1%	-32.3%	-28.4%

One Year		-39.5%	-38.4%	-37.0%

Three Year		-7.5%	-9.1%	-8.3%

Since Inception	(September 14, 2004)	-4.0%	-3.7%	-3.1%

Cummulative	(not annualized)	-16.1%	-15.9%	-12.8%

*The S&P 500 Index (SPX) is an unmanaged market capitalization-weighted index of common stocks generally considered to be representative of the stock market in general.  Each stock's weight in the index is proportionate to its market value. You cannot invest directly in an index.

The performance data shown is historical. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. The principal value and investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You can obtain performance information current to the most recent month end by calling 1-866-62BRYCE.

Bryce Capital Growth Fund
Investment Changes

Top Ten Stocks as of December 31, 2008
% of fund's net assets
Apple Inc Com	7.1
Nike Inc.	4.8
Panera Bread Co.	4.7
Devry	4.7
FLIR Systems	4.1
Clean Harbors Inc.	3.9
Celegene	3.8
AmSurg Corp.	3.8
Netease.Com Inc.	3.8
Myriad Genetics	3.6
44.3

Top Five Market Sectors as of December 31, 2008
% of fund's net assets
Health Care	40.6
Consumer Discretionary	38.3
Information Technology	18.4
Consumer Staples	7.0
Industrials	3.9

Asset Allocation (% of Fund's net investment assets)
As of December 31, 2008

Bryce Capital Growth Fund
Investments December 31, 2008
Showing Percentage of Net Assets

COMMON STOCK - 111.8%

		Shares	Value
Industrials - 3.9%
+	Clean Harbors Inc.	2,475	157,014
			157,014

Consumer Discretionary -38.3%
+	99 Cents Only Stores	12,500	136,625
+	Apollo Group	1,750	134,085
	Buckle Inc	4,387	95,724
+	Corinthian Colleges	8,800	144,056
	Devry	3,250	186,583
	Nike Inc.	3,750	191,250
+	Panera Bread Co.	3,600	188,064
	Strayer Education	1,050	225,130
	TJX Companies	5,400	111,078
+	Urban Outfitters	7,250	108,605
			1,521,200

Consumer Staples -7.0%
+	Green Mountain Coffee	3,600	139,320
+	Hansen Nat Corp	4,125	138,311
			277,631

Health Care -40.6%
+	Almost Family	3,000	134,940
+	AmSurg Corp.	6,454	150,636
+	Amgen Inc.	2,400	138,600
+	Celegene	2,750	152,020
+	Express Scripts Inc	2,250	123,705
+	Genzyme Corp.	2,150	142,696
+	Gilead Sciences Inc.	2,800	143,192
+	HMS Holdings	4,300	135,536
+	Illumina Inc.	4,850	126,343
+	Myriad Genetics	2,175	144,116
	Stryker Corp.	2,700	107,865
+	Thermo Electron Corp.	3,350	114,135
			1,613,782

Information Technology - 18.4%
	Apple Inc Com	3,300	281,655
	FLIR Systems	5,275	161,837
	Netease.Com Inc.	6,775	149,728
+	Synaptics	100	1,656
+	Qualcomm Inc.	3,850	137,946
			732,821

Telecommunication Services - 3.6%
	J2 Global Commumnications Inc.	7,100	142,284
			142,284

TOTAL COMMON STOCKS			$ 4,444,733

MONEY MARKET FUNDS - (8.6%)

BONY Hamilton Money Market Fund			$ (468,486)

TOTAL MONEY MARKET FUNDS			$ (468,486)

NET INVESTMENT ASSETS - 100.0%			$ 3,976,247

BRYCE CAPITAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
as of December 31, 2008 (Unaudited)

		Bryce Capital
		Growth Fund
Assets:
	Investments in securities, at fair value (Cost $ 4,526,621)	4,444,733
	Cash and Cash equivalents	(468,486)
	Receivable for investments sold	-
	Dividends and interest receivable	2,739
	Due from advisor	127,892
	Prepaid expenses and other assets	10,328
	Total Assets	4,117,206

Liabilities:
	Payable for investments purchased	-
	Accrued Advisory Fees	110
	Accrued expenses and other liabilities	-
	Total Liabilities	110

	Net Assets	4,117,096

Net Assets Consist Of:
	Paid in capital	6,084,339
	Accumulated net investment loss	(132,446)
	Accumulated net realized loss from security transactions	(1,713,250)
	Net unrealized appreciation of investments	(121,547)

		$ 4,117,096

	Shares Oustanding	506,461

	Net asset value and redemption price per share	$ 8.13

BRYCE CAPITAL FUNDS
STATEMENT OF OPERATIONS
Period Ended December 31, 2008 (unaudited)

Bryce Capital
Growth Fund

Investment Income:
Dividends	$ 16,200
Interest	1,540
Total investment income	17,740

Expenses:
Advisory fees (Note 3)	27,342
Accounting fees	12,891
Transfer agent fees	9,091
Legal fees	6,285
Audit fees	3,692
Registration fees	3,914
Shareholder reporting expense	1,500
Miscellaneous Fees & Expenses	3,599
Custody fees	1,984
Total expenses	70,298

Less:
Advisory fees waived and expenses reimbursed (Note 2)	(36,179)
Net expenses	34,119
Net investment loss	(16,379)

Net Realized and Unrealized Gain/(Loss)
on Investments (Notes 1 and 3):
Net realized gain/(loss) from security transactions	(1,539,942)
Net change in unrealized appreciation of investments	(1,082,704)
Net realized and unrealized gain on investments	(2,622,646)

Net increase in net assets resulting from operations	$ (2,639,025)

BRYCE CAPITAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS
For the six month period ended December 31,2008 (unaudited) and Year ended June 30, 2008 (Audited)
Bryce Capital Growth Fund

	For the six
	months ended	Year Ended
	December 31, 2008	June 30, 2008
From Operations:
Net investment loss	$ (16,379)	$ (47,056)
Net realized gain from security transactions	(1,539,942)	33,197
Net change in unrealized appreciation
of investments	(1,082,704)	276,429
Net increase in net assets
resulting from operations	(2,639,025)	262,570

From Capital Share Transactions:
Shares sold	1,528,625	1,997,412
Reinvestments	-	-
Less: Shares redeemed	(952,998)	(538,000)
Net increase in net assets from
capital share transactions	575,627	1,459,627

Net increase in net assets	(2,063,398)	1,722,197

Net Assets:
Beginning of Period	$ 6,180,494	4,458,297
End of Period	4,117,096	$ 6,180,494
(Includes accumulated net investment loss of:)	$ (132,446)	$ (100,556)

Capital Share Transactions:
Shares as of beginning of period	473,991	359,909
Shares sold	128,085	156,538
Shares redeemed	(99,599)	(42,456)
Reinvested Shares	3,984
Shares as of end of period	506,461	473,991

BRYCE CAPITAL FUNDS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
Bryce Capital Growth Fund
Unaudited
	For the six
	months ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/08	06/30/08	06/30/07	06/30/06	June 30, 2005*

Net Asset Value, Beginning of Period	$ 13.04	$ 12.39	$ 11.39	$ 10.71	$ 10.00
Income Distribution	(0.066)
Income (Loss) From
Investment Operations:
Net investment loss (1)	(0.03)	$ (0.10)	$ (0.06)	$ (0.07)	$ (0.09)
Net realized and unrealized gain (loss)
from investment operations (1)	(4.81)	$ 0.75	$ 1.06	0.75	0.80
Total from investment operations		$ 0.65	$ 1.00	$ 0.68	$ 0.71

Net Asset Value, End of Period	$ 8.13	$ 13.04	$ 12.39	$ 11.39	$ 10.71

Total Return (2)	-37.1%	6.8%	8.8%	6.4%	7.1%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 4,117	6,288	$ 4,458	$3,937	$2,322
Ratio of expenses to average net
assets, before waiver/reimbursement (3)	2.58%	2.53%	2.95%	3.41%	7.99%
Ratio of net expenses to average net
assets, after waiver/reimbursement (3)	1.23%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment loss to average
net assets, before waiver/reimbursement (3)	-2.26%	-1.90%	-2.54%	-2.92%	-7.53%
Ratio of net investment loss to average
net assets, after waiver/reimbursement (3)	-0.91%	-0.59%	-0.82%	-0.62%	-1.03%

Portfolio Turnover Rate	152.41%	45.28%	31.04%	41.91%	123.20%

(1) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Advisor not assumed a portion of the expenses, returns would have been lower.
(3) Annualized.

* Funds inception date was September 14, 2004

BRYCE CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

Note 1.  Organization

Bryce Capital Funds (the “Trust”) was organized as a Delaware business trust formed on April 1, 2004 and currently offers two series: Bryce Capital Growth Fund and Bryce Capital Value Fund (each, a “Fund” or a “Series”). Each Series is authorized to issue an unlimited number of shares, par value $.001 per share. All shares of each Series have equal rights and privileges.

The Trust is registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Each Fund commenced investment operations on September 14, 2004.  Each Fund’s business and affairs are managed by its officers under the direction of the Board of Trustees.  Each Fund’s investment objective is to seek long-term growth of capital.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).  Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.  Short-term investments held by a Fund that mature in 60 days or less are valued at amortized cost, which approximates market value.

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

D.

Dividends and Distributions to Shareholders - Each Fund records dividends and distributions to shareholders on the ex-dividend date.  Each Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Costs incurred in connection with the Fund’s organization are paid by “the Funds” investment advisor Bryce Capital Management, LLC.

Note 3.  Investment Advisory Fee and Other Transactions

The Trust has entered into an investment advisory agreement (the “Agreement”) on behalf of each Fund with Bryce Capital Management, LLC. (the “Adviser”). Pursuant to the Agreement, the Adviser manages the investment portfolio of the Funds, subject to policies adopted by the Trust’s Board of Trustees, and furnishes office space and all necessary facilities, equipment and executive personnel necessary for managing the day-to-day operations of the Funds.   For its services, the Adviser receives a fee, paid monthly, calculated at an annual rate of 1.00% of each Fund’s average daily net assets.

The Adviser has voluntarily agreed to waive its advisory fee and reimburse other expenses to the extent a Fund’s operating expenses exceed 1.25% (excluding distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) of each Fund’s average daily net assets. The Fund has a recapture agreement with the Adviser allowing for reimbursement of waived fees and/or reimbursed fees subject to the expense limits of the Funds.  For the six month period ended December 31, 2008, the Adviser waived fees amounting to the following:

Bryce Capital Value Fund	$32,325
Bryce Capital Growth Fund	$36,179

The Trust has entered into a Fund Accounting Service Agreement and a Transfer Agency and Service Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”).  Pursuant to the Agreements, GFS serves as Transfer Agent and Dividend Disbursing and Fund Accounting Agent to each Fund.  For these services, each Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Northern Lights Fund Distributors, LLC (“AFD”) is the Distributor of the Trust.  The Trust on behalf of each Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Pursuant to the Plan, the Distributor will pay the promotional and advertising expenses related to the distribution of each Fund’s shares and for the printing of all Fund prospectuses used in connection with distribution and sale of each Fund’s shares. Each Fund will pay the Distributor a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets. During the period ended June 30, 2008, the Plan was not in effect, hence the Funds did not accrue any fees and no payments were made.

Note 4.  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for each Fund for the six-month period ended December 31, 2008 were approximately as follows:

	Capital Value Fund	Capital Growth Fund
Purchases	$21,306,339	$14,249,001
Sales	$20,809,038	$ 13,243,741

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

	Capital Value Fund	Capital Growth Fund
Gross unrealized appreciation	$ 302,300	$ 310,487
Gross unrealized depreciation	$ (543,749)	$ (392,376)
Net unrealized appreciation	$ (241,449)	$ (81,889)

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption/exchange fees1; and (2) ongoing costs, including management fees; distribution and service fees (12b-1) fees2; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in our Funds and to compare these costs with the ongoing costs of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

Actual Expenses

The table provides information about actual account values and actual expenses for each Fund.  You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 divided by $1,000 =8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Funds and an assumed rate of return of 5% per year before expenses, which is not the actual return of a Fund.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in our Funds to other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees.  Therefore the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Bryce Value Fund	Annual Expense Ratio	Beginning Account Value 6/30/08	Ending Account Value[3] 12/31/08	Expenses Paid 6/30/08–12/31/08
Actual	1.25%	$1,000	$598.11	$4.53
Hypothetical	1.25%	$1,000	$1,012.50	$6.30

Bryce Growth Fund	Annual Expense Ratio	Beginning Account Value 6/30/08	Ending Account Value[3] 12/31/08	Expenses Paid 6/30/08–12/31/08
Actual	1.25%	$1,000	$623.41	$4.99
Hypothetical	1.25%	$1,000	$1,012.50	$6.30

1 Bryce Capital Funds are no-load funds.  There is no front or back end sales charge. Each Fund is required by law to assess a redemption fee equal to 2% of the net amount of the redemption on the redemption of its shares that are held for less than 5 business days.

2 Bryce Capital Funds do not pay any distribution or service (12b-1) fees. On June 28, 2004, the Trust’s Board of Trustees approved, on behalf of each Fund, a Plan of Distribution (the “12b-1 Plan”) that will not be implemented until a later date, to be determined by the Board of Trustees.

3 Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

TRUSTEES AND OFFICERS

Overall responsibility for conduct of the Trust’s affairs rests with the Board of Trustees. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The Trustees serve for an indefinite term and the officers are elected annually.  The following is a list of the Trustees and executive officers of the Trust. Each Trustee who is an “interested person” of the Trust, as defined by the 1940 Act, is indicated in a separate table below.  The Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by record holders of at least 10% of a Fund’s outstanding shares.  The Trust’s bylaws contain procedures for the removal of Trustees by its shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed Trustees.

Name and Age	Position(s) Held with the Company	Trustee Since	Principal Occupation During the Past 5 Years and Trusteeship of Public Companies*	Number of Portfolios in the Fund Complex Overseen by Trustee
Todd Campbell, 39	Trustee	2008	See Below	2
Robert Wayland-Smith, 64	Trustee	2004	See Below	2
Kathleen Wright, 59	Trustee	2006	See Below	2

                                        *

                                        Please see each Board member’s personal description below.

Interested Trustees Name and Age	Position(s) Held with the Company	Trustee Since	Principal Occupation During the Past 5 Years and Trusteeship of Public Companies*	Number of Portfolios in the Fund Complex Overseen by Trustee
Edmond Sheidlower, 42	President	2004	Principal – Bryce Capital	2
Dennis Lohouse, 55	CFO	2004	Principal – Bryce Capital	2

                                        *

                                        Please see each Board member’s personal description below.

Robert Wayland-Smith.   Mr. Wayland-Smith joined Lincoln Rochester Trust Company, a predecessor of JPMorgan Chase & Co., in 1967 as a management trainee in the portfolio and liability management department.  During his 31-year career at the bank he served in a number of senior management positions including municipal dealership, portfolio and liability management, financial and investment services, and personal and institutional trust.  He served as President and CEO of the Rochester Division from 1988 through June 1993.  At the time of his retirement in December 1998, he was the Senior Upstate Trust and Investment Division Executive for the Chase Manhattan Bank.

A native of Oneida, New York, Wayland-Smith graduated from the University of Rochester in 1965 with a Bachelor of Arts degree in Economics.  He has two married daughters who are elementary school teachers.

Active in a number of community and professional organizations, Wayland-Smith currently serves on the Board of Directors of the Greater Rochester Individual Practice Association, the Board of Trustees of Rochester Institute of Technology, the Board of Trustees of the Center for Governmental Research, Inc., Chair of the College Council at SUNY Geneseo, the Board of Trustees of the Oneida Community Mansion House, the Finance and Investor Relations Committee of the Greater Rochester Enterprise, the Prospect Research and Leadership Giving Committees of the United Way and the Development Committee of Hope Hall School.

Todd Campbell. Mr. Campbell has been providing independent equity research to professional money managers for more than a decade.  In 2003, Mr. Campbell founded E.B. Capital Markets, LLC, an independent research firm serving professional money management firms.  Today, some of the largest money management firms in the country trust the proprietary research developed by Mr. Campbell.  As firm President, Mr. Campbell is responsible for all research and client services.  Prior to founding E.B. Capital Markets, LLC, Mr. Campbell was Vice President and Partner of Alpha Equity Research, an independent equity research firm.  Mr. Campbell’s responsibilities at Alpha Equity Research included developing new research products and institutional sales.  Mr. Campbell was also responsible for Alpha’s individual brokerage business, providing investment services to over 100 high net worth families.  In the past decade, Mr. Campbell’s articles have been featured in the Market Technician’s Association trade journal.  Mr. Campbell’s insights have been featured in various print and online financial publications, including Barron’s & SmartMoney.  Mr. Campbell has also appeared on the financial news network, CNN/fn.  Mr. Campbell is a graduate of the University of New Hampshire, where he studied English, Psychology and Business Administration with a focus on economics.  Mr. Campbell is an Associate Member of the Market Technician’s Association and a former series 7 licensed broker.

Kathleen Wright.   Ms. Wright brings over 40 years of financial services experience to the Board of Bryce Capital Funds. Her career started at Basch and Company in their mutual funds division. After moving to Rochester, New York she spent 18 years at The Chase Manhattan Bank as manager of Institutional Trust Services, wherein she managed custody, corporate trust and fiduciary services for institutions and money managers. In 1993 she co-founded Epic Advisors, a nationally recognized TPA and recordkeeping firm, providing 401k and pension plan services to plan sponsors and plan participants.

Epic Advisors was acquired by a regional banking institution in 2005 and Ms. Wright now devotes her entrepreneurial skill and expertise working with not-for-profit organizations in Western New York. She is currently the Chairperson of the Rochester Women’s Foundation.

Edmond D. Sheidlower, CMFC.  Mr. Sheidlower has 17 years of significant investment experience. Prior to co-founding Bryce Capital Management, Mr. Sheidlower spent 11 years in the investment business, the last 9 years at Chase Manhattan Bank. In his most recent position he was a Portfolio Manager in Chase's Personal Trust & Investment Asset Management Group, responsible for the management of over $300 million in client assets.

Prior to joining Chase's Personal Trust & Investment Asset Management Group he was a member of Chase's Institutional Asset Management team, where he served as Equity Research coordinator for the Upstate Regional Bank and was associate portfolio manager of Chase’s equity mutual and collective funds.

A 1988 graduate of Hobart College in Geneva, New York, Mr. Sheidlower holds a Bachelor of Arts degree in Economics and he has earned the Chartered Mutual Fund Counselor (CMFC) designation.

Dennis E. Lohouse, CFA.  A founding partner of Bryce Capital Management, Mr. Lohouse began his career in the investment business as a securities analyst in the Equity Research department of Chase Manhattan Bank in 1986. In 1987 he was appointed Director of Research with responsibility for stock research and trading. In that same year he became co-manager of the Trinity Equity Trust, a $200 million diversified equity fund.

In 1990 he moved to Chase's investment banking group and specialized in valuations of corporations and closely held businesses.  Early in 1992, he was named Manager of Chase's Institutional Investment Group.  In 1994, Mr. Lohouse assumed responsibility for all Upstate Corporate and Institutional businesses and was appointed Chief Investment Officer in January of 1995.  He was also a Managing Director and registered principal of Chase Securities Inc.

He holds an MBA in Finance and Accounting from the William E. Simon School at the University of Rochester, an MS in Economics and a BA in Psychology both from the State University of New York at Buffalo. He has earned the Chartered Financial Analyst (CFA) designation and is a member of the American Society of Appraisers, the Treasury Management Association and the International Association of Financial Planners.

Your Notes

Bryce Capital Funds

Northern Lights Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

1-866-62-BRYCE

www.brycefunds.com

Not FDIC Insured – May Lose Value – No Bank Guarantee

For more complete information, including fees, risks and expenses please call the Bryce Capital Funds Group at 1-866-62-BRYCE or go to our website at www.brycefunds.com for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Bryce Capital Growth Fund and Bryce Capital Value Fund. A description of the funds’ voting policies and procedures is available without charge upon request, by calling the Bryce Capital Funds Group toll free number above or by accessing the SEC’s website at http://www.sec.gov.

©2008 Bryce Capital Management, LLC

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

03/09/09

By (Signature and Title)

*/s/ Dennis E. Lohouse, CFA

       Dennis E. Lohouse, CFA, Treasurer

Date

03/09/09